Investments in Hotel Properties, net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Investments in Hotel Properties, net	Investments in Hotel Properties, net
Investments in hotel properties, net consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Land	$767,363	$769,381
Buildings and improvements	4,092,971	4,129,884
Furniture, fixtures and equipment	480,612	503,156
Construction in progress	22,820	29,745
Condominium properties	11,901	12,093
Total cost	5,375,667	5,444,259
Accumulated depreciation	(1,351,491)	(1,335,816)
Investments in hotel properties, net	$4,024,176	$4,108,443

Investments in Hotel Properties, net
Investments in hotel properties, net consisted of the following (in thousands):

	December 31,
	2019	2018
Land	$769,381	$670,362
Buildings and improvements	4,129,884	4,062,810
Furniture, fixtures and equipment	503,156	504,806
Construction in progress	29,745	37,394
Condominium properties	12,093	12,091
Total cost	5,444,259	5,287,463
Accumulated depreciation	(1,335,816)	(1,182,244)
Investments in hotel properties, net	$4,108,443	$4,105,219

The cost of land and depreciable property, net of accumulated depreciation, for U.S. federal income tax purposes was approximately $3.5 billion and $3.6 billion as of December 31, 2019 and 2018, respectively.
For the years ended December 31, 2019, 2018 and 2017, we recognized depreciation expense of $268.4 million, $257.9 million and $246.0 million, respectively.
Acquisitions
Embassy Suites New York Manhattan Times Square
On January 22, 2019, we acquired a 100% interest in the 310-room Embassy Suites New York Manhattan Times Square for $195.0 million in cash. In connection with this transaction, we entered into a $145.0 million mortgage loan (see note 8).
We accounted for this transaction as an asset acquisition because substantially all of the fair value of the gross assets acquired were concentrated in a group of similar identifiable assets. We allocated the cost of the acquisition including transaction costs of $1.5 million to the individual assets acquired on a relative fair value basis, which is considered a Level 3 valuation technique, as noted in the following table (in thousands):

Land	$111,619
Buildings and improvements	80,047
Furniture, fixtures and equipment (1)	8,626
Investments in hotel properties, net	$200,292
Key money	(3,800)
$196,492
Net other assets (liabilities)	$1,320
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(1) FF&E of $8.6 million was sold to Ashford Inc. as a part of the ERFP transaction for the Embassy Suites New York Manhattan Times Square.
The results of operations of the hotel property have been included in our results of operations as of the acquisition date. The table below summarizes the total revenue and net income (loss) of the hotel property in our consolidated statements of operations for the year ended December 31, 2019 (in thousands):

Year Ended December 31, 2019
Total revenue	$26,139
Net income (loss)	(3,549)

Hilton Santa Cruz/Scotts Valley
On February 26, 2019, we acquired a 100% interest in the 178-room Hilton Santa Cruz/Scotts Valley for $47.5 million. Consideration included cash of $14.7 million, approximately 1.5 million common units in our operating partnership and the assumption of a non-recourse mortgage loan with a face value of approximately $25.3 million and a fair value of $24.9 million (see note 8). The number of common units was determined using a price of $7.00 per common unit. On February 26, 2019, the price per unit was $5.35 resulting in a fair value of $7.9 million.
We accounted for this transaction as an asset acquisition because substantially all of the fair value of the gross assets acquired were concentrated in a group of similar identifiable assets. We allocated the cost of the acquisition including transaction costs of $355,000 to the individual assets acquired on a relative fair value basis, which is considered a Level 3 valuation technique, as noted in the following table (in thousands):

Land	$9,399
Buildings and improvements	34,276
Furniture, fixtures and equipment (1)	3,852
Investments in hotel properties, net	$47,527
Debt discount	407
$47,934
Net other assets (liabilities)	$38
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(1)	$3.9 million of FF&E was sold to Ashford Inc. as a part of the ERFP transaction for the Hilton Santa Cruz/Scotts Valley.
The results of operations of the hotel property have been included in our results of operations as of the acquisition date. The table below summarizes the total revenue and net income (loss) of the hotel property in our consolidated statements of operations for the year ended December 31, 2019 (in thousands):

Year Ended December 31, 2019
Total revenue	$9,106
Net income (loss)	(346)